Commitments and Contingencies (Details) - Schedule of lease commitments under non-cancelable agreements	Jun. 30, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of lease commitments under non-cancelable agreements [Line Items]
July 2022 to June 2023	$ 901,706
July 2023 to June 2024	164,155
July 2024 to June 2025	109,085
July 2025 to June 2026	109,085
July 2026 to June 2027	109,085
Thereafter	1,862,449
Total	3,255,565
Operating Lease [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments under non-cancelable agreements [Line Items]
July 2022 to June 2023	822,421
July 2023 to June 2024	84,870
July 2024 to June 2025	29,800
July 2025 to June 2026	29,800
July 2026 to June 2027	29,800
Thereafter	1,763,343
Total	2,760,034
Finance Lease [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments under non-cancelable agreements [Line Items]
July 2022 to June 2023	79,285
July 2023 to June 2024	79,285
July 2024 to June 2025	79,285
July 2025 to June 2026	79,285
July 2026 to June 2027	79,285
Thereafter	99,106
Total	$ 495,531